FURTHER ACCOUNTING POLICIES - Structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
OEICs/UTs
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	£ 20,718	£ 16,489
OEICs/UTs | Equity securities and portfolio holdings in unit trusts
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	20,718	16,489
Separate account assets
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	130,528	120,411
Separate account assets | Equity securities and portfolio holdings in unit trusts
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	130,528	120,411
Other structured entities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	10,894	12,220
Other structured entities | Debt securities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	£ 10,894	£ 12,220